Jul. 30, 2015
L N | Strategic Advisers Value Multi-Manager Fund
Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.